UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                          (Zip code)

Matthew J. Beck
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-984-3802

Date of fiscal year end: May 31

Date of reporting period: November 30, 2016

Semi-Annual Report 2016
November 30, 2016
(Unaudited)

Alpha Risk Hedged Dividend Equity Fund

Institutional Class Shares
Advisor Class Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Alpha Risk Hedged Dividend Equity Fund (the "Fund").  The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund's distributor is a bank.

The Alpha Risk Hedged Dividend Equity Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC 27809. There is no affiliation between the Alpha Risk Hedged Dividend Equity Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Alpha Risk Hedged Dividend Equity Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: Fund of Funds Risk, Control of Portfolio Funds Risk, Market Risk, Management Style Risk, Common Stock Risk, Other Equity Securities Risk, Large-Cap Securities Risk, Small-Cap and Mid-Cap Securities Risk, Fixed Income Risk, Interest Rate Risk, Inflation Risk, High-Yield Risk, Commodities Risk, Real Estate Risk, Sector Risk, Foreign Securities and Emerging Markets Risk, Derivatives Risk, Short Sales Risk, Leverage Risk, Portfolio Turnover Risk, Swaps Risk, Investment Advisor Risk, and Fixed-Income Market Risk.  More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this Semi-Annual Report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting www.alpharisksolutions.com or www.alphariskfunds.com.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at www.ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about January 29, 2017.

For More Information on Your Alpha Risk Hedged Dividend Equity Fund:

See Our Web site @ www.alpharisksolutions.com / www.alphariskfunds.com.
or
Call Our Shareholder Services Group at 800-773-3863.

Alpha Risk Solutions
629 Highland Avenue, Ste. 200
Needham, MA 02494
January 19, 2017

Dear Shareholders,
I want to begin by introducing myself and thanking you for your recent vote of confidence.  My name is Timothy Dolan and you recently voted in our team and me as your new advisor for the Alpha Risk Hedged Dividend Equity Fund (symbol CANTX).
As the manager of a mutual fund, Alpha Risk is registered with the S.E.C.  As a fiduciary your interests must come first for us and we take these responsibilities very seriously.  To that end we have designed a strategy for the Fund that intends to give you, the investor, the solid dividends and growth of capital you need to grow your nest egg, with the downside protection you want to let you sleep easy at night.
Our strategy allows investors to have high quality, dividend-producing, S&P 500-type domestic equity exposure, but with risk mitigation – especially during plummeting, distressed markets.  To achieve that goal, we combine a sub-advisor with over 14 years of experience in pursuing a high level of current income and long-term capital appreciation utilizing proprietary top-down and bottom-up analysis, with a constant over-arching hedge position that looks to kick in when the market plummets.
This combination gives us the potential for good dividend income and good growth of capital in rising markets, but protection from catastrophe during severe market declines.  The whole goal here is to allow you to grow your capital and collect your dividends with the knowledge that your strategy is prepared for declining markets as well.
Again, thank you for the trust you have put in us through your investment and your positive vote. I look forward to updating you periodically in future shareholder letters.  For more information on ARS please visit our website at alphariskfunds.com.

Sincerely,

Timothy W. Dolan
Managing Principal, Alpha Risk Solutions
(RCARS0117001)

Alpha Risk Hedged Dividend Equity Fund

Schedule of Investments
(Unaudited)

As of November 30, 2016
	Shares	Value (Note 1)

COMMON STOCKS - 84.87%

Consumer Discretionary - 9.91%
Ford Motor Co.	8,813	$105,403
General Motors Co.	3,457	119,370
Mattel, Inc.	3,432	108,348
McDonald's Corp.	978	116,646
		449,767
Consumer Staples - 6.56%
Kellogg Co.	1,389	100,008
PepsiCo, Inc.	1,012	101,301
Philip Morris International, Inc.	1,092	96,402
		297,711
Energy - 15.60%
Chevron Corp.	1,048	116,915
ConocoPhillips	2,535	122,998
Exxon Mobil Corp.	1,238	108,077
Marathon Oil Corp.	7,655	138,249
Occidental Petroleum Corp.	1,524	108,753
Phillips 66	1,363	113,238
		708,230
Financials - 21.25%
Aflac, Inc.	1,500	107,070
JPMorgan Chase & Co.	1,599	128,192
KKR & Co. LP	7,493	114,643
MetLife, Inc.	2,509	138,020
New York Community Bancorp, Inc.	7,266	116,111
Principal Financial Group, Inc.	2,152	124,149
Wells Fargo & Co.	2,381	126,002
The Western Union Co.	5,247	110,344
		964,531
Health Care - 4.71%
Merck & Co., Inc.	1,809	110,693
Pfizer, Inc.	3,206	103,041
		213,734
Industrials - 7.70%
Caterpillar, Inc.	1,300	124,228
LSC Communications, Inc.	517	10,671
Norfolk Southern Corp.	1,162	123,707
Pitney Bowes, Inc.	6,319	90,678
		349,284
		(Continued)

Alpha Risk Hedged Dividend Equity Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2016
	Shares	Value (Note 1)

COMMON STOCKS - CONTINUED

Information Technology - 12.07%
Apple, Inc.	1,038	$114,720
Cisco Systems, Inc.	3,490	104,072
Intel Corp.	3,007	104,343
International Business Machines Corp.	689	111,770
Microsoft Corp.	1,872	112,807
		547,712
Materials - 2.45%
International Paper Co.	2,286	111,374
		111,374
Telecommunication Services - 4.62%
AT&T, Inc.	2,719	105,035
Verizon Communications, Inc.	2,096	104,590
		209,625

Total Common Stocks (Cost $3,686,010)		3,851,968

EXCHANGE-TRADED PRODUCT - 6.03%
* iPATH S&P 500 VIX Short-Term Futures ETN	9,814	273,712

Total Exchange-Traded Product (Cost $339,978)		273,712

SHORT-TERM INVESTMENT - 10.43%
Fidelity Institutional Money Market Funds - Government Portfolio, 0.03% §	473,407	473,407

Total Short-Term Investment (Cost $473,407)		473,407

Total Value of Investments (Cost $4,499,395) - 101.33%		$4,599,087

Liabilities in Excess of Other Assets - (1.33)%		(60,364)

Net Assets - 100.00%		$4,538,723

		(Continued)

Alpha Risk Hedged Dividend Equity Fund

Schedule of Investments - Continued
(Unaudited)

As of November 30, 2016

§ Represents 7 day effective yield
* Non income-producing investment

Summary of Investments

Sector	% of Net Assets	Value
Consumer Discretionary	9.91%	$449,767
Consumer Staples	6.56%	297,711
Energy	15.60%	708,230
Financials	21.25%	964,531
Health Care	4.71%	213,734
Industrials	7.70%	349,284
Information Technology	12.07%	547,712
Materials	2.45%	111,374
Telecommunication Services	4.62%	209,625
Exchange-Traded Product	6.03%	273,712
Short-Term Investment	10.43%	473,407
Liabillities in Excess of Other Assets	-1.33%	(60,364)
Total	100.00%	$4,538,723

See Notes to Financial Statements

Alpha Risk Hedged Dividend Equity Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2016

Assets:
Investments, at value (cost $4,499,395)	$4,599,087
Receivables:
Fund shares sold	5,000
Dividends	17,657
Due from Advisor	34,776
Prepaid expenses:
Registration and filing expenses	21,621
Trustee fees and meeting expenses	8,104
Fund accounting fees	2,692
Compliance fees	2,648
Security pricing fees	303
Insurance expenses	45

Total assets	4,691,933

Liabilities:
Payables:
Investments purchased	138,696
Fund shares purchased	3,063
Accrued expenses:
Professional fees	4,594
Shareholder fulfillment expenses	3,688
Custody and banking fees	1,914
Distribution and service fees - Advisor Class Shares	1,086
Administration fees	169

Total liabilities	153,210

Total Net Assets	$4,538,723

Net Assets Consist of:
Paid in capital	$5,047,261
Accumulated net investment loss	(71,790)
Accumulated net realized loss on investments	(536,440)
Net unrealized appreciation on investments	99,692

Total Net Assets	$4,538,723

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	329,486
Net Assets	$3,174,492
Net Asset Value, Offering Price and Redemption Price Per Share	$9.63

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	146,161
Net Assets	$1,364,231
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$9.33

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on shares redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Alpha Risk Hedged Dividend Equity Fund

Statement of Operations
(Unaudited)

For the fiscal period ended November 30, 2016

Investment Income:
Dividends	$43,286

Total Investment Income	43,286

Expenses:
Fund accounting fees (note 2)	17,804
Transfer agent fees (note 2)	14,500
Professional fees	14,290
Administration fees (note 2)	13,593
Shareholder fulfillment expenses	8,778
Advisory fees (note 2)	8,318
Distribution and service fees - Advisor Class Shares (note 3)	5,690
Trustee fees and meeting expenses	4,011
Custody and banking fees (note 2)	3,821
Compliance fees (note 2)	1,905
Registration and filing expenses	824
Insurance expenses	793
Security pricing fees	752

Total Expenses	95,079

Expenses reimbursed by Advisor (note 2)	(38,538)

Net Expenses	56,541

Net Investment Loss	(13,255)

Realized and Unrealized Gain (Loss) on Investments:

Net realized loss from investment transactions	(1,746)
Net change in unrealized appreciation on investments	102,936

Net Realized and Unrealized Gain on Investments	101,190

Net Increase in Net Assets Resulting from Operations	$87,935

See Notes to Financial Statements

Alpha Risk Hedged Dividend Equity Fund

Statements of Changes in Net Assets
			November 30,		May 31,
For the fiscal year or period ended			2016	(a)	2016

Operations:
Net investment loss			$(13,255)		$(99,836)
Net realized loss from investment transactions			(1,746)		(502,321)
Net change in unrealized appreciation on investments			102,936		185,468

Net Increase (Decrease) in Net Assets Resulting from Operations			87,935		(416,689)

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			-		(18,719)
Advisor Class Shares			-		(1,023)
Net realized gains
Institutional Class Shares			-		-
Advisor Class Shares			-		-

Net Decrease in Net Assets Resulting from Distributions			-		(19,742)

Beneficial Interest Transactions:
Shares sold			3,470,539		15,354,703
Reinvested dividends and distributions			-		18,337
Shares repurchased			(5,621,201)		(31,437,921)

Decrease from Beneficial Interest Transactions			(2,150,662)		(16,064,881)

Net Decrease in Net Assets			(2,062,727)		(16,501,312)

Net Assets:
Beginning of Period			6,601,450		23,102,762
End of Period			$4,538,723		$6,601,450

Accumulated Net Investment Loss			$(71,790)		$(58,535)
	Period Ended		Year Ended
Share Information:	November 30, 2016 (a)		May 31, 2016
Institutional Class Shares	Shares	Amount	Shares		Amount
Shares sold	146,896	$1,389,938	1,471,747		$14,079,737
Reinvested dividends and distributions	-	-	1,840		17,314
Shares repurchased	(379,869)	(3,602,397)	(3,243,371)		(31,155,543)
Net Decrease in Shares of
Beneficial Interest	(232,973)	$(2,212,459)	(1,769,784)		$(17,058,492)

Advisor Class Shares	Shares	Amount	Shares		Amount
Shares sold	227,936	$2,080,601	137,519		$1,274,966
Reinvested dividends and distributions	-	-	111		1,023
Shares repurchased	(220,201)	(2,018,804)	(30,241)		(282,378)
Net Increase in Shares of
Beneficial Interest	7,735	$61,797	107,389		$993,611
(a) Unaudited.

See Notes to Financial Statements

Alpha Risk Hedged Dividend Equity Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during each of	November 30,		May 31,
the fiscal years or periods ended	2016	(j)	2016		2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$9.47		$9.78		$9.99		$9.99		$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	0.07	(g)	(0.09)	(g)	0.07	(g)	0.09	(g)	0.01
Net realized and unrealized gain (loss) on
investments	0.09		(0.19)		(0.08)		(0.04)		-
Total from Investment Operations	0.16		(0.28)		(0.01)		0.05		0.01

Less Distributions:
From net investment income	-		(0.03)		(0.11)		-		(0.02)
From net realized gains	-		-		(0.09)		(0.05)		-

Total Distributions	-		(0.03)		(0.20)		(0.05)		(0.02)

Net Asset Value, End of Period	$9.63		$9.47		$9.78		$9.99		$9.99

Total Return (c)	1.69%	(b)	(2.86)%		(0.11)%		0.50%		0.12%	(b)

Net Assets, End of Period (in thousands)	$3,174		$5,325		$22,804		$8,840		$6,886

Ratios of:
Gross Expenses to Average Net Assets (d)	3.72%	(a)	2.62%		1.79%		0.70%		0.70%	(a)
Net Expenses to Average Net Assets (d)	1.99%	(a)	1.35%	(i)	0.99%	(h)	0.70%		0.70%	(a)
Net Investment Income (Loss) to Average
Net Assets (e)	(0.52)%	(a)	(0.90)%	(i)	0.70%	(h)	0.91%		0.03%	(a)
Portfolio turnover rate	144.03%	(b)	270.15%		62.34%		80.57%		83.13%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividendsby the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g) Calculated using the average shares method.
(h)	Includes reimbursement of acquired fund fees.
(i)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(j) Unaudited.

See Notes to Financial Statements									(Continued)

Alpha Risk Hedged Dividend Equity Fund

Financial Highlights
	Advisor Class Shares
For a share outstanding during each of	November 30,		May 31,
the fiscal years or periods ended	2016	(k)	2016		2015		2014		2013	(f)

Net Asset Value, Beginning of Period	$9.22		$9.62		$9.93		$9.95		$10.00

Income (Loss) from Investment Operations
Net investment loss	0.22	(g)	(0.24)	(g)	(0.01)	(g)	(0.01)	(g)(i)	(0.01)
Net realized and unrealized gain (loss) on
investments	(0.11)		(0.13)		(0.10)		0.04	(i)	(0.03)	(i)
Total from Investment Operations	0.11		(0.37)		(0.11)		0.03		(0.04)

Less Distributions:
From net investment income	-		(0.03)		(0.11)		-		(0.01)
From net realized gains	-		-		(0.09)		(0.05)		-

Total Distributions	-		(0.03)		(0.20)		(0.05)		(0.01)

Net Asset Value, End of Period	$9.33		$9.22		$9.62		$9.93		$9.95

Total Return (c)	1.19%	(b)	(3.84)%		(1.17)%		0.30%		(0.44)%	(b)

Net Assets, End of Period (in thousands)	$1,364		$1,276		$299		$215		$23

Ratios of:
Gross Expenses to Average Net Assets (d)	3.72%	(a)	3.41%		2.79%		1.70%		1.70%	(a)
Net Expenses to Average Net Assets (d)	2.99%	(a)	2.80%	(j)	1.99%	(h)	1.70%		1.70%	(a)
Net Investment Loss to Average Net Assets (e)	(0.52)%	(a)	(2.53)%	(j)	(0.07)%	(h)	(0.09)%		(1.12)%	(a)

Portfolio turnover rate	144.03%	(b)	270.15%		62.34%		80.57%		83.13%	(b)

(a) Annualized.
(b) Not annualized.
(c)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	For a share outstanding during the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013.
(g)	Calculated using the average shares method.
(h)	Includes reimbursement of acquired fund fees.
(i)
The amount of net gain (loss) from investments (both realized and unrealized) does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

(j)
Includes reimbursement of acquired fund fees and expenses for the period from June 1, 2015 through December 17, 2015.  Expense limitation agreement was updated to exclude acquired fund fees and expenses from the waiver effective December 18, 2015.

(k) Unaudited.
See Notes to Financial Statements

Alpha Risk Hedged Dividend Equity Fund

Notes to Financial Statements
(Unaudited)

1.     Organization and Significant Accounting Policies

The Alpha Risk Hedged Dividend Equity Fund (the "Fund"), formerly known as the Cavalier Hedged Equity Fund, is a series of the Starboard Investment Trust ("Trust").  The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company.  The Fund is a separate, diversified series of the Trust.

The Fund currently has an unlimited number of authorized shares, which are divided into two classes – Institutional Class Shares and Advisor Class Shares.  Each class of shares has equal rights to assets of the Funds, and the classes are identical except for differences in ongoing distribution and service fees.  The Advisor Class Shares are subject to distribution plan fees as described in Note 3.  The Fund's Advisor Class Shares are sold without an initial sales charge; however, they are subject to a contingent deferred sales charge of 1.00% paid to Capital Investment Group, Inc. (the "Distributor").  Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.  All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.  The Institutional Class Shares commenced operations on September 20, 2012.  The Advisor Class Shares commenced operations on September 26, 2012.
The investment objective of the Fund is to achieve total return through a combination of capital appreciation and current income. The Fund seeks to achieve its investment objective of total return by investing in no-load, institutional, and exchange-traded funds that are registered under the Investment Company Act of 1940 and not affiliated with the Fund or making direct investments in portfolio securities based upon institutional research, recommendations, and trading signals from investment model managers (third-party strategists whose advice the Advisor has discretion to implement) or other third-party research providers.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Investment Valuation
The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price.   Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A security's "fair value" price may differ from the price next available for that security using the Fund's normal pricing procedures.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

(Continued)

Alpha Risk Hedged Dividend Equity Fund

Notes to Financial Statements
(Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of November 30, 2016 for the Fund's assets measured at fair value:

Alpha Risk Hedged Dividend Equity Fund
Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Common Stocks*	$3,851,968	$3,851,968	$-	$-
Exchange-Traded Product	273,712	273,712	-	-
Short-Term Investment	473,407	473,407	-	-
Total Assets	$4,599,087	$4,599,087	$-	$-

(a)
The Fund had no significant transfers into or out of Level 1, 2, or 3 during the period ended November 30, 2016.  The Fund did not hold any Level 3 securities during the period.  The Fund recognizes transfers at the end of the reporting period.

*Refer to Schedule of Investments for breakdown by Industry.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion and amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
Each Fund will distribute its income and realized gains to its shareholders every year.  Income dividends paid by the Funds derived from net investment income, if any, will generally be paid monthly or quarterly and capital gains distributions, if any, will be made at least annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

(Continued)

Alpha Risk Hedged Dividend Equity Fund

Notes to Financial Statements
(Unaudited)

2.    Transactions with Related Parties and Service Providers

Advisor
Effective August 1, 2016, the Fund pays a monthly advisory fee to ARS Investment Management, LLC (the "Advisor") based upon the average daily net assets and calculated at an annual rate of 0.45%.  For the period from August 1, 2016 through November 30, 2016, the Advisor received $7,066 in advisory fees, and $32,072 of advisory fees was reimbursed by the Advisor.

For the period from June 1, 2016 through July 31, 2016, Cavalier Investments, LLC served as the advisor to the Funds.  During this period, the Fund paid a monthly advisory fee to Cavalier Investments, LLC based upon the average daily net assets and calculated at an annual rate of 0.45%. For the period from June 1, 2016 through July 31, 2016, the Advisor received $1,252 in advisory fees, and $6,466 of advisory fees was reimbursed by Cavalier Investments, LLC.

During the fiscal period ended November 30, 2016, the Advisor entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Funds, under which it had agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in amounts that limit the Funds' total operating expenses (exclusive of interest, taxes, brokerage commissions, borrowing costs, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Funds' business, and amounts, if any, payable under a Rule 12b-1 distribution plan, and acquired fund fees and expenses) to not more than 1.99% of the average daily net assets of the Fund.

There shall be no recoupment of fees waived or reimbursed by the Advisor.  The rate in the Expense Limitation Agreement remained unchanged during the period from June 1, 2016 through November 30, 2016.

Administrator
The Fund pays a monthly fee to the Administrator, The Nottingham Company, based upon the average daily net assets of the Fund and calculated at the annual rate as shown in the schedule below subject to a minimum of $2,000 per month for the period from June 1, 2016 through November 30, 2016. The Administrator also receives a fee as to procure and pay the Fund's custodian, additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses.  A breakdown of these fees is provided in the following table:

Administration Fees*		Custody Fees*		Fund Accounting Fees (base fee) (monthly fee)	Fund Accounting Fees (asset-based fee)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $250 million	0.100%	First $100 million	0.020%	$2,250 plus $500/additional share class	0.01%	$150 per state
Next $250 million	0.080%	Over $100 million	0.009%
Next $250 million	0.060%
Next $250 million	0.050%	*Minimum monthly fees of $2,000 and $416 for Administration and Custody, respectively.
On the next $1 billion	0.040%
On all assets over $2 billion	0.035%

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Funds for their services pursuant to the Compliance Services agreement with the Funds.

(Continued)

Alpha Risk Hedged Dividend Equity Fund

Notes to Financial Statements
(Unaudited)

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent"), an affiliate of the Administrator, serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent's fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. serves as the Funds' principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Funds pursuant to the Funds' fee arrangements with the Distributor.

Certain officers of the Trust are also officers of the Advisor or the Administrator.

3.    Distribution and Service Fees

The Board of Trustees, including a majority of the Trustees who are not "interested persons" as defined in the 1940 Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan") for the Advisor Class Shares.  The 1940 Act regulates the manner in which a registered investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that each Fund may incur certain costs, which may not exceed 1.00% per annum of the average daily net assets of the Advisor Class Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Advisor Class Shares or servicing of Advisor Class shareholder accounts.

The Fund incurred $5,690 in Distribution and Service Fees of the Advisor Class Shares during the fiscal period ended November 30, 2016.

4.    Purchases and Sales of Investment Securities

For the period ended November 30, 2016, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$5,969,601	$6,610,998
There were no long-term purchases or sales of U.S Government Obligations during the period ended November 30, 2016.

5.    Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

Management reviewed the Fund's tax positions to be taken on federal income tax returns for the open tax years of 2014, 2015, 2016, and as of and during the period ended November 30, 2016 and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.

There were no distributions during the fiscal period ended November 30, 2016.

(Continued)

Alpha Risk Hedged Dividend Equity Fund

Notes to Financial Statements
(Unaudited)

At November 30, 2016, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$4,499,395

Unrealized Appreciation	$232,556
Unrealized Depreciation	(132,864)
Net Unrealized Appreciation	$99,692

6.    Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.    Subsequent Events

In accordance with GAAP, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

Alpha Risk Hedged Dividend Equity Fund

Additional Information (Unaudited)

1.    Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission ("SEC") at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at sec.gov.

2.    Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Form N-Q is available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.    Tax Information

We are required to advise you within 60 days of the Fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund's six month period ended November 30, 2016.

During the period, no income distributions or long-term capital gain distributions were paid from the Fund.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.    Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2016 through November 30, 2016.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

(Continued)

Alpha Risk Hedged Dividend Equity Fund

Additional Information (Unaudited)

Alpha Risk Hedged Dividend Equity Fund - Institutional Class Shares	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,016.90	$10.06
	$1,000.00	$1,015.09	$10.05
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio of 1.99%,    multiplied by 183/365 (to reflect the one-half year period).

Alpha Risk Hedged Dividend Equity Fund - Advisor Class Shares	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,011.90	$15.08
	$1,000.00	$1,010.08	$15.07
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio of 2.99%,    multiplied by 183/365 (to reflect the one-half year period).

5.    Interim Advisory Agreement Approval
The Board approved the Interim Advisory Agreement between ARS Investment Management, LLC ("ARS") and the Alpha Risk Hedged Dividend Equity Fund, formerly known as the Cavalier Hedged Equity Fund, at a special meeting held for that purpose on July 21, 2016.  With regard to the Interim Advisory Agreement, the Board determined that the terms of the Interim Advisory Agreement are fair and reasonable and in the best interests of the Alpha Risk Hedged Dividend Equity Fund and its shareholders.
In reviewing the Interim Advisory Agreement, the Board considered the nature, quality and extent of services to be provided by ARS under the Agreement. The Board noted that the backgrounds of the investment personnel of ARS who would be responsible for the day-to-day management of the Fund.  The Board considered the support and assistance provided by the management and corporate parent of ARS and the parent's experience as a registered investment advisory and wealth management firm.  The Board also considered ARS's efforts to promote the Fund, grow the assets of the Fund, and otherwise assist in the distribution of the Fund's shares.  The information reviewed by the Board included the services to be provided by ARS (including the relevant personnel responsible for these services and their experience); the advisory fee for the Fund as compared to fees charged to comparable funds; and the advisory fee for the Fund as compared to the advisor fee charged to the Fund under the prior advisory agreement. It was noted that the Advisor had requested a higher advisory fee in order to operate the Fund profitably.  It was also noted that such increase would not go into effect until approved by shareholders.  After reviewing the foregoing information and further information in the memorandum from ARS (e.g. descriptions of ARS's business, ARS's compliance programs, and ARS's registration documents on file with the Securities and Exchange Commission), the Board of Trustees concluded that the nature, extent, and quality of the services provided by ARS would be satisfactory and adequate for the Fund.
In reviewing the Interim Advisory Agreement, the Board also considered the investment performance of the Fund and Advisor.  The Trustees noted that the Fund's prior performance was attributable to the Fund's prior investment advisor.  Thus, the ability of the Trustees to consider the investment performance of the Fund with respect to ARS was limited.  In that regard, the Trustees noted that ARS only recently had registered with the SEC as an investment advisor.  Given these circumstances, the Trustees reviewed the performance of the Fund, as ARS would seek to continue the methodologies previously utilized in managing the Fund.  The Trustees also considered the industry experience of ARS's personnel and the performance of accounts managed by ARS with similar investment strategies as the Fund.  It was noted that the Fund's performance since inception was similar to and comparable to its peers, outperforming some and underperforming others.  Thus, after considering the Fund's investment performance since inception, the experience of ARS's personnel, and other factors, the Board concluded that the investment performance of the Fund and ARS was satisfactory.  Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to ARS by the Fund were fair and reasonable in relation to the nature and quality of the services provided by ARS and that they reflected charges that were within a range of what could have been negotiated at arm's length.

(Continued)

Alpha Risk Hedged Dividend Equity Fund

Additional Information (Unaudited)

The Trustees also considered the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee levels reflect economies of scale for the benefit of the Fund's investors.  The Trustees reviewed the Fund's fee arrangement with ARS in order to evaluate the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee levels reflect these economies of scale for the benefit of the Fund's investors.  The Trustees then reviewed the fee arrangements for breakpoints or other provisions that would allow the Fund's shareholders to benefit from economies of scale as the Fund grows.  The Trustees determined that the maximum management fee would stay the same when the Fund reaches higher asset levels and, therefore, did not reflect economies of scale.  The Trustees noted that, given the Fund's asset levels, economies of scale were unlikely to be achievable in the near future.  It was pointed out that breakpoints in the advisory fee could be reconsidered in the future.  The Trustees noted that the Fund will benefit from economies of scale under the agreement with the Fund's administrator since it utilized breakpoints.  The Trustees also noted that ARS was contractually bound to limit the Fund's expenses through an Expense Limitation Agreement.  The Trustees noted the one-year term of the Expense Limitation Agreement but also noted that ARS intended to renew the Expense Limitation Agreement in the future.  The Trustees determined that these arrangements provided potential savings for the benefit of the Fund's investors.  Following further discussion of the Fund's asset levels, expectations for growth, and fee levels, the Board of Trustees determined that the Fund's fee arrangements were fair and reasonable at the present time in relation to the nature and quality of services provided by ARS.
The Trustees also considered ARS's practices regarding brokerage and portfolio transactions.  The Trustees considered ARS's standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions.  The Trustees also considered the projected portfolio turnover rate for the Fund; the method and basis for selecting and evaluating the broker-dealers used; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with ARS; the extent to which the Fund allocates portfolio business to persons affiliated with ARS; and the extent to which the Fund allocates portfolio business to broker-dealers who provide research, statistical, or other services (soft dollars).  After further review and discussion, the Board of Trustees determined that ARS's practices regarding brokerage and portfolio transactions were satisfactory.
The Trustees then considered ARS's practices regarding conflicts of interest.  The Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; and the substance and administration of ARS's code of ethics.  Following further consideration and discussion, the Board of Trustees indicated that ARS's standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.
Based upon all of the foregoing considerations, and after further discussion and careful review, the Board, including a majority of the Independent Trustees, determined that the terms of the Interim Advisory Agreement were fair and reasonable and that approval of the Agreement was in the best interest of the Alpha Risk Hedged Dividend Equity Fund and its shareholders.  No single factor was determinative in the Board's analysis.

Alpha Risk Hedged Dividend Equity Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services, LLC	ARS Investment Management, LLC
116 South Franklin Street	629 Highland Avenue
Post Office Drawer 4365	Suite 200
Rocky Mount, North Carolina 27803	Needham, MA 02494

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:

www.ncfunds.com	www.alpharisksolutions.com

Item 2.  CODE OF ETHICS.
     Not applicable.

Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
     Not applicable.

Item 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
     Not applicable.

Item 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
     Not applicable.

Item 6.  SCHEDULE OF INVESTMENTS.
     A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURE FOR   CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
     Not applicable.
Item 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
     Not applicable.

Item 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
     Not applicable.
Item 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
     None.
Item 11.  CONTROLS AND PROCEDURES.
(a)
The Principal Executive Officers and the Principal Financial Officers have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).
(a)(3)	Not applicable.
(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Starboard Investment Trust

By: (Signature and Title)	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer Alpha Risk Hedged Dividend Equity Fund
Date: January 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Katherine M. Honey
Katherine M. Honey President and Principal Executive Officer Alpha Risk Hedged Dividend Equity Fund
Date: January 30, 2017

By: (Signature and Title)	/s/ Ashley E. Harris
Ashley E. Harris Treasurer and Principal Financial Officer Alpha Risk Hedged Dividend Equity Fund
Date: January 30, 2017